Financial Instruments - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure Of Financial Instruments [Line Items]
Transfer between Level 1 and 2, assets	$ 0	$ 0
Transfer between Level 1 and 2, liabilities	$ 0	$ 0
Transfers out of level 2 into level 3 minimum period of investment	12 months
Transfers out of level 2 into level 3 of fair value hierarchy assets	$ 187,244
Foreign Currency Risk
Disclosure Of Financial Instruments [Line Items]
Percentage of increase or decrease on exchange rate of foreign currency	5.00%
Sensitivity rate used in reporting foreign currency risk	5.00%
Percentage of increase on exchange rate of foreign currency	5.00%
Percentage of decrease on exchange rate of foreign currency	5.00%
Interest Rate Risk
Disclosure Of Financial Instruments [Line Items]
Borrowings, interest rate basis	1.00%	1.00%	1.00%
Decrease (increase) in pre-tax loss	$ 151,896	$ 99,144	$ 96,795
Discount for Lack of Marketability
Disclosure Of Financial Instruments [Line Items]
Discount rate	10.00%
Increase decrease in discount rate	1.00%
Decrease in fair value	$ 1,652
Discount for Lack of Control
Disclosure Of Financial Instruments [Line Items]
Discount rate	10.00%
Increase decrease in discount rate	1.00%
Decrease in fair value	$ 1,652
Historical Volatility For Shares Measurement Input | Bottom of Range
Disclosure Of Financial Instruments [Line Items]
Percentage of historical volatility used	92.60%
Historical Volatility For Shares Measurement Input | Level 3
Disclosure Of Financial Instruments [Line Items]
Historical volatility	41.87	42.33
Discount Rate Measurement Input | Market Bond Yield Curve and Risk Free Rate Premium | Bottom of Range
Disclosure Of Financial Instruments [Line Items]
Percentage of warrants and convertibility right determine	13.19%
Discount Rate Measurement Input | Market Bond Yield Curve and Risk Free Rate Premium | Top of Range
Disclosure Of Financial Instruments [Line Items]
Percentage of warrants and convertibility right determine	14.12%